Note 5 - Deposits (Details Textual)		6 Months Ended
	Jan. 15, 2016 shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Private Placement [Member]
Number of Investors	37	2
Sale of Stock, Number of Shares Issued in Transaction | shares	26,707,994	218,000
Deposits, Purchase of Common Shares, Prospective Private Placement | $		$ 0	$ 60,445